Benefit Plans (Details) In Thousands, unless otherwise specified			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Sep. 30, 2014 Stock options	Jun. 30, 2014 Stock options	Sep. 30, 2014 Stock options Minimum	Jun. 30, 2014 Stock options Minimum	Sep. 30, 2014 Stock options Maximum	Jun. 30, 2014 Stock options Maximum	Sep. 30, 2014 2014 Plan	Jun. 30, 2014 2014 Plan	Mar. 31, 2014 2008 Plan	Sep. 30, 2014 2008 Plan
Benefit Plans
Number of shares of common stock reserved for issuance	7,032	7,071
Awards issued (in shares)											0	0
Number of shares allocated but not yet issued or subject to outstanding options or awards									1,952	2,581
Vesting period					3 years	3 years	4 years	4 years
Expiration period			10 years	10 years